Stockholder's Equity	12 Months Ended
Dec. 31, 2014
Stockholder's Equity
Stockholder's Equity

7.Stockholder’s Equity

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with an average par value of $5.00 per share. All shares are issued and outstanding as of December 31, 2014 and 2013.  All the outstanding shares at December 31, 2014 are owned by the Parent (see Note 1).  The Company paid dividends of $97,000, $101,000 and $115,800 during the year ended December 31, 2014, 2013 and 2012, respectively.

The maximum amount of dividends which can be paid by the Company to its shareholder without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 8).